DIVESTITURES	12 Months Ended
Dec. 31, 2011
DIVESTITURES

NOTE 6. DIVESTITURES

On December 15, 2009, we entered into an agreement with BetClic to sell 60 percent of substantially all of the assets and liabilities of our gaming software and service business for approximately $100 million in cash, subject to certain adjustments. The closing of the sale occurred on April 8, 2010. The sale resulted in the recognition of a gain of $79.1 million, net of transaction costs. The sale of the remaining 40 percent is subject to a put and call mechanism in place between GigaMedia and BetClic, as defined in the agreement. GigaMedia will have the option to put all or part of its remaining 40 percent to BetClic in each of 2013, 2014, and 2015 at a value considering all relevant facts and circumstances after the end of each year. If the put option owned by GigaMedia is not fully exercised, BetClic will have the option to call the remaining interest held by GigaMedia in each of 2015 and 2016.

We deconsolidated the gaming software and service business and recognized a gain when we completed the sale of 60 percent of substantially all of the assets and liabilities to BetClic on April 8, 2010, the date on which our Company ceased to have a controlling financial interest. The remaining 40 percent ownership interest we retained in the gaming software and service business has been accounted for under the equity method accounting starting from April 2010.

Our Company accounted for the deconsolidation of the gaming software and service business at fair value and recognized a gain of $79.1 million measured as the difference between:

(In US$ thousands)	Amount
The fair value of any consideration received, including purchase price adjustments, net of any transaction costs	$82,984

The fair value of the 40% retained noncontrolling investment in the gaming software and service business at the date the business was deconsolidated	54,240

Less : The carrying amount of the gaming software and service business at the date of the deconsolidation	(58,084)

Gain on deconsolidation of the gaming software and services business	$79,140